Note 13 - Commitments and Contingencies (Q2) (3) (Details)	Jun. 30, 2020 USD ($)
Commitments and Contingencies [Abstract]
2020 (remainder)	$ 117,297
2021	234,593
2022	199,793
2023	18,388
Total	$ 570,071